Finance costs (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020
Finance costs
Interest payable on convertible loan notes	$ 88,466	$ 1,078,070	$ 392,783